SUBSEQUENT EVENTS (Details Narrative)																					2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 15, 2025	May 07, 2025 USD ($)	Apr. 12, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Dec. 03, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 12, 2024 USD ($) $ / shares shares	Aug. 07, 2024	Aug. 02, 2024 USD ($)	Aug. 01, 2024 USD ($)	Apr. 12, 2024 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Jul. 05, 2023 USD ($)	May 01, 2023	Sep. 21, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 01, 2022 USD ($)	Oct. 03, 2019	Oct. 12, 2024 USD ($) $ / shares shares	Sep. 19, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Apr. 15, 2025 USD ($)	Apr. 12, 2025 AUD ($)	Mar. 05, 2025 $ / shares	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 26, 2024 USD ($)	Aug. 26, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)
Subsequent Event [Line Items]
Original issue discount																									$ 75,056	$ 38,854	$ 38,994
Debt instrument interest rate stated percentage															10.00%																														10.00%
Principal amount																									$ 54,850	$ 130,800	168,200									$ 57,639	$ 85,000					$ 71,629		$ 71,629
Debt instrument strike price																									4.99%	4.99%
Debt instrument debt default interest rate												24.00%
Penalty amount																									$ 30,000	$ 30,000
Debt instrument contractual conversion price | $ / shares																														$ 8.58
Accrued interest																									4,365	8,700	16,632
Conversion fees																									3,770	3,832	1,838
Debt instrument unamortized premium																									$ 114,399	$ 124,629	$ 91,171
Common stock, par value | $ / shares																									$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues																							$ 2,260			$ 23,057	$ 48,469
Reverse stock split									sixty thousand pre-split shares (1:60,000)							one-for-one thousand (1:1,000)
Minimum [Member]
Subsequent Event [Line Items]
Debt instrument contractual conversion price | $ / shares																														6.75
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage																																											8.00%
Debt instrument contractual conversion price | $ / shares																														$ 15
GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Conversion price, description							GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Accrued interest																									$ 4,365	8,700	2,945
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount																						$ 44,925
Issuance of common stock for cash, shares | shares																						3,487
Debt instrument contractual conversion price | $ / shares																						$ 18
Accrued interest																						$ 7,053
Conversion fees																						2,548
Debt instrument unamortized premium																						$ 9,337
Reverse stock split									reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio somewhere between one post-split share per ten thousand pre-split shares (1:10,000) and one post-split share per one hundred thousand pre-split shares (1:100,000) (the “Reverse Stock Split”)
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Principal amount		$ 90,000
Maturity date		Jun. 15, 2025
Debt instrument loan bears interest rate		10.00%
Purchase amount		$ 75,000
Debt instrument repayment term		Repayment of the Note may occur as follows: (a) if the Company repays this Note on or before June 7, 2025, then Company shall pay Investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the Note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the Note after June 7, 2025 and on or before July 7, 2025, then Company shall pay Investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the Investor may agree to effect repayment.
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount																											65,280
Maturity date																				Oct. 03, 2020
Debt instrument unamortized premium																							$ 261,538		0	279,711	232,674
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Original issue discount				$ 3,000	$ 3,000		$ 3,000			$ 3,000		$ 2,500	$ 3,500	$ 5,000			$ 4,000	$ 5,000
Debt instrument interest rate stated percentage				8.00%	8.00%		8.00%			8.00%		8.00%	8.00%	8.00%			8.00%	8.00%
Conversion price, description				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.			The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $900 per share, provided that the fixed price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.			Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share
Principal amount				$ 33,000	$ 43,000		$ 33,000			$ 33,000		$ 27,500	$ 61,000	$ 77,500			$ 71,500	$ 93,000								$ 83,000
Maturity date				Nov. 11, 2025	Oct. 07, 2025		Mar. 20, 2025			Feb. 02, 2025		Oct. 12, 2024	Apr. 12, 2024	Feb. 23, 2024			Mar. 21, 2023	Apr. 12, 2023
Debt instrument strike price																	65.00%	65.00%
Debt instrument debt default interest rate																										24.00%
Debt instrument increase principal percentage							20.00%					20.00%
Accrued interest																									11,366	$ 8,364	$ 4,263
Conversion fees																										$ 3,832
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate							110.00%					110.00%
Penalty amount							$ 250					$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate							125.00%					125.00%
Penalty amount							$ 500					$ 500
Securities Purchase Agreement [Member] | Subsequent Event [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Original issue discount										$ 3,000
Debt instrument interest rate stated percentage										8.00%
Conversion price, description										The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.
Principal amount										$ 33,000
Maturity date										Feb. 02, 2025
Debt instrument debt default interest rate										24.00%
Debt instrument increase principal percentage										20.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate										110.00%
Penalty amount										$ 250
Securities Purchase Agreement [Member] | Subsequent Event [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate										125.00%
Penalty amount										$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt																												$ 55,000
Original issue discount																												$ 5,000
Debt instrument interest rate stated percentage	8.00%		18.00%																										18.00%
Conversion price, description	The initial conversion price for the GS Capital Note is equal to $5 per share, provided that the fixed price will be reduced to $2.50 per share in the event that the market price of the Common Stock trades below $4 per share for five consecutive trading days.
Debt conversion converted instrument rate	60.00%
Debt conversion original debt interest rate of debt	40.00%
Default longterm debt description	Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.
Principal amount			$ 39,733																										$ 63,188
Maturity date			Jun. 30, 2025
Debt instrument loan bears interest rate			12.00%
Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage						18.00%					18.00%															12.00%									18.00%					18.00%	12.00%
Principal amount						$ 113,485					$ 98,060															$ 79,811							$ 9,731	$ 15,000	$ 175,000					$ 150,000	$ 120,000
Maturity date						Feb. 28, 2024					Nov. 01, 2024
Debt instrument loan bears interest rate						12.00%					12.00%
Debt instrument strike price											35.00%
Accrued interest																									$ 0	$ 665
Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage											18.00%																													18.00%
Principal amount																																							$ 85,000	$ 150,000
Maturity date											Nov. 01, 2024
Debt instrument loan bears interest rate											12.00%
Debt instrument strike price											35.00%
Letter Agreement [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage															10.00%																														10.00%
Principal amount															$ 153,256																$ 15,485	$ 25,000													$ 230,000
Maturity date															Jul. 05, 2026
Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount											$ 97,649																											$ 57,638
Consulting Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares | shares																					250
Monthly Fee																			$ 50,000		$ 7,500
Common stock, par value | $ / shares																					$ 60
Stock Issued During Period, Value, New Issues																					$ 15,000
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares | shares								250
Monthly Fee								$ 7,500
Common stock, par value | $ / shares								$ 60
Stock Issued During Period, Value, New Issues								$ 15,000